Expense Example {- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 - Brokerage and Investment Management Portfolio - Brokerage and Investment Management Portfolio-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942